Destra Multi-Alternative Fund
Schedule of Investments
As of November 30, 2020 (unaudited)
Shares/ Contracts	Security	Value
	COMMON STOCKS – 8.8%
	INTERNET – 0.4%
1,400	Facebook, Inc., Class A(1)	$387,758

	LISTED BUSINESS DEVELOPMENT COMPANIES – 6.2%
522,155	Owl Rock Capital Corp.	7,059,536

	MINING – 1.3%
24,000	Newmont Mining Corp.	1,411,680

	RETAIL – 0.6%
4,500	Lowe’s Companies, Inc.	701,190

	SOFTWARE – 0.3%
1,100	MicroStrategy, Inc. – Class A(1)	377,047
	TOTAL COMMON STOCKS (Cost $10,429,373)	9,937,211

	PREFERRED STOCK IN PRIVATE COMPANIES – 1.8%
542,467	GOSITE, Inc.(2)	2,099,998
	TOTAL PREFERRED STOCK IN PRIVATE COMPANIES (Cost $2,099,998)	2,099,998

	PURCHASED OPTIONS CONTRACTS – 1.4%
	CALL OPTIONS – 1.4%
140	DraftKings, Inc. Exercise Price: $35, Notional Amount: $490,000, Expiration Date: 01/15/2021(1)	247,800
200	DraftKings, Inc. Exercise Price: $45, Notional Amount: $900,000, Expiration Date: 01/15/2021(1)	186,000
150	MP Materials Corp. Exercise Price: $23, Notional Amount: $337,500, Expiration Date: 12/18/2020(1)	30,000
230	NXP Semiconductors NV Exercise Price: $170, Notional Amount: $3,910,000, Expiration Date: 01/15/2021(1)	79,350
110	Peloton Interactive Inc. Exercise Price: $145, Notional Amount: $1,595,000, Expiration Date: 01/15/2021(1)	39,050
100	Salesforce.com, Inc. Exercise Price: $270, Notional Amount: $2,700,000, Expiration Date: 05/21/2021(1)	180,000
Shares/ Contracts	Security	Value
	PURCHASED OPTIONS CONTRACTS (continued)
	CALL OPTIONS (continued)
150	Ulta Beauty Inc. Exercise Price: $300, Notional Amount: $4,500,000, Expiration Date: 01/15/2021(1)	$144,300
100	Unity Software Inc. Exercise Price: $120, Notional Amount: $1,200,000, Expiration Date: 12/18/2020(1)	338,000
30	Workhorse Group Inc. Exercise Price: $30, Notional Amount: $90,000, Expiration Date: 04/16/2021(1)	18,000
300	Workhorse Group Inc. Exercise Price: $20, Notional Amount: $600,000, Expiration Date: 01/15/2021(1)	225,000
300	Workhorse Group Inc. Exercise Price: $40, Notional Amount: $1,200,000, Expiration Date: 01/15/2021(1)	57,600
	TOTAL CALL OPTIONS	1,545,100
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $1,056,203)	1,545,100

	RIGHTS – 0.5%
	PHARMACEUTICALS – 0.5%
475,000	Bristol-Myers Squibb Co. CVR(1)	560,500
	TOTAL RIGHTS (Cost $860,866)	560,500
	REAL ESTATE INVESTMENT TRUSTS – 51.3%
	LISTED REAL ESTATE INVESTMENT TRUSTS – 2.7%
40,000	American Campus Communities, Inc.(3)	1,592,000
25,000	QTS Realty Trust, Inc.(3)	1,485,250
	TOTAL LISTED REAL ESTATE INVESTMENT TRUSTS	3,077,250

	NON-LISTED REAL ESTATE INVESTMENT TRUSTS – 14.8%
281,878	Healthcare Trust, Inc.(2)	4,306,398
456,540	Hospitality Investor Trust, Inc.(1)(2)	3,594,588
1,061,081	NorthStar Healthcare Income, Inc.(1)(2)	6,492,824
161,451	Steadfast Apartment REIT, Inc.(2)	2,328,880
	TOTAL NON-LISTED REAL ESTATE INVESTMENT TRUSTS	16,722,690

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of November 30, 2020 (unaudited)
Shares/ Contracts	Security	Value
	REAL ESTATE INVESTMENT TRUSTS (continued)
	PRIVATE REAL ESTATE INVESTMENT TRUSTS – 33.8%
4,113	Clarion Lion Industrial Trust(2)	$9,282,279
275,000	GreenAcreage Real Estate Corp.(2)	5,500,000
159	Preservation REIT 1, Inc.(2)	6,333,080
715,000	Treehouse Real Estate Investment Trust, Inc.(2)	17,160,000
	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS	38,275,359
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $55,133,148)	58,075,299

	NON-LISTED BUSINESS DEVELOPMENT COMPANIES – 0.7%
101,405	Cion Investment Corp.(2)	772,709
	TOTAL NON-LISTED BUSINESS DEVELOPMENT COMPANIES (Cost $978,155)	772,709

	PRIVATE INVESTMENT FUNDS – 40.0%
	AIM Infrastructure MLP Fund II, LP(2)	2,493,633
	Arboretum Core Asset Fund, LP(2)	2,379,707
	Canyon CLO Fund II LP(2)	7,263,663
	Clarion Lion Properties Fund(2)	4,740,892
	Longley Partners Ventures, LP(1)(2)	5,498,912
	Mosaic Real Estate Credit, LLC(2)	10,389,939
	Ovation Alternative Income Fund(2)	4,865,485
	Stepstone Capital Partners IV, LP(1)(2)	7,616,567
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $42,719,778)	45,248,798

	CLOSED-END FUND – 1.6%
135,000	Sprott Physical Gold Trust(1)	1,875,150
	TOTAL CLOSED-END FUND (Cost $1,959,797)	1,875,150

	HEDGE FUND – 1.0%
	Collins Master Access Fund, LLC(1)(2)	1,114,714
	TOTAL HEDGE FUND (Cost $0)	1,114,714
Shares/ Contracts	Security	Value
	SHORT-TERM INVESTMENTS – 10.0%
	MONEY MARKET FUND – 10.0%
11,305,428	Fidelity Investments Money Market Funds – Government Portfolio, Class I, 0.01%(3)(4)	$11,305,428
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,305,428)	11,305,428
	TOTAL INVESTMENTS – 117.1% (Cost $126,542,746)	132,534,907
	Liabilities in Excess of Other Assets – (17.1)%	(19,331,095)
	TOTAL NET ASSETS – 100.0%	$113,203,812

	WRITTEN OPTIONS CONTRACTS – (0.7)%
	CALL OPTIONS – (0.7)%
(100)	DraftKings, Inc. Exercise Price: $55, Notional Amount: $(550,000), Expiration Date: 01/15/2021	(43,100)
(150)	MP Materials Corp. Exercise Price: $30, Notional Amount: $(450,000), Expiration Date: 12/18/2020	(12,000)
(90)	Peloton Interactive Inc. Exercise Price: $185, Notional Amount: $(1,665,000), Expiration Date: 01/15/2021	(6,030)
(200)	Salesforce.com, Inc. Exercise Price: $270, Notional Amount: $(5,400,000), Expiration Date: 12/18/2020	(88,000)
(290)	Ulta Beauty Inc. Exercise Price: $330, Notional Amount: $(9,570,000), Expiration Date: 01/15/2021	(98,600)
(200)	Unity Software Inc. Exercise Price: $150, Notional Amount: $(3,000,000), Expiration Date: 12/18/2020	(274,400)
(600)	Workhorse Group Inc. Exercise Price: $30, Notional Amount: $(1,800,000), Expiration Date: 01/15/2021	(222,000)
(300)	Workhorse Group Inc. Exercise Price: $45, Notional Amount: $(1,350,000), Expiration Date: 01/15/2021	(43,500)
	TOTAL CALL OPTIONS	(787,630)

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of November 30, 2020 (unaudited)
Shares/ Contracts	Security	Value
	WRITTEN OPTIONS CONTRACTS (continued)
	PUT OPTIONS – (0.0)%(5)
(100)	Salesforce.com, Inc. Exercise Price: $220, Notional Amount: $(2,200,000), Expiration Date: 12/18/2020	$(31,800)
	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $(503,445))	(819,430)

	EXCHANGE-TRADED FUNDS SOLD SHORT – (2.4)%
(14,000)	Direxion Daily S&P 500 Bull 3X	(911,260)
(3,000)	iShares Transportation Average ETF	(659,460)
(3,897)	ProShares UltraPro QQQ	(615,804)
(8,000)	SPDR S&P Retail ETF	(480,640)
	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $(1,778,665))	(2,667,164)
	TOTAL SECURITIES SOLD SHORT (Proceeds $(2,282,110))	$(3,486,594)

1      Non-income producing security.

2      Restricted investments as to resale.

3      All or a portion of this security is segregated as collateral for securities sold short.

4      The rate is the annualized seven-day yield as of November 30, 2020.

5      Rounds to less than (0.05%).

CVR — Contingent Value Right

REIT — Real Estate Investment Trusts

MLP — Master Limited Partnership

LLC — Limited Liability Company

LP — Limited Partnership

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depository Receipts

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of November 30, 2020 (unaudited)

Restricted securities — Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board.

Additional information on each restricted investment held by the Fund at November 30, 2020 is as follows:

Security Description	Acquisition Date	Cost	Value	% of Net Assets
AIM Infrastructure MLP Fund II, LP	3/12/2014	$3,515,523	$2,493,633	2.2%
Arboretum Core Asset Fund, LP	8/2/2018	2,500,000	2,379,707	2.1%
Canyon CLO Fund II LP	2/25/2019	7,166,456	7,263,663	6.4%
Cion Investment Corp.	4/21/2014	978,155	772,709	0.7%
Clarion Lion Industrial Trust	6/29/2015	5,372,686	9,282,279	8.2%
Clarion Lion Properties Fund	4/1/2014	3,376,078	4,740,892	4.2%
Collins Master Access Fund, LLC	6/2/2015	—	1,114,714	1.0%
GOSITE, Inc.	7/31/2020	2,099,998	2,099,998	1.8%
GreenAcreage Real Estate Corp.	8/7/2019	5,500,000	5,500,000	4.9%
Healthcare Trust, Inc.	3/30/2012	4,381,100	4,306,398	3.8%
Hospitality Investor Trust, Inc.	2/17/2015	9,236,371	3,594,588	3.2%
Longley Partners Ventures, LP	2/28/2020	4,916,166	5,498,912	4.9%
Mosaic Real Estate Credit, LLC	7/6/2017	9,999,997	10,389,939	9.2%
NorthStar Healthcare Income, Inc.	3/29/2012	7,237,071	6,492,824	5.7%
Ovation Alternative Income Fund	7/25/2014	4,922,790	4,865,485	4.3%
Preservation REIT 1, Inc.	10/22/2019	4,954,009	6,333,080	5.6%
Steadfast Apartment REIT, Inc.	4/12/2012	1,019,079	2,328,880	2.1%
Stepstone Capital Partners IV, LP	7/30/2018	6,322,768	7,616,567	6.7%
Treehouse Real Estate Investment Trust, Inc.	12/31/2018	14,885,460	17,160,000	15.2%
Total		$98,383,707	$104,234,268

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